INVENTORY	9 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 3 – INVENTORY

	As of December 31, 2023 ($)	As of March 31, 2023 ($)
Raw Materials*	211,152	251,273
Work in Progress	-	-
Finished Goods	23,438	80,275
Total	234,590	331,548

*	During period ended December 31, 2023, the Company write-down approximately $92 thousand (Fiscal Year 2023: $114 thousand) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries. These charges were recorded in Cost of Revenue in the consolidated statements of operations.